LEASE - Lease movements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASE
Lease term	20 years
Opening balance	R$ 1,053,194	R$ 1,207,189	R$ 976,115
Initial adoption			340,225
New contracts / Remeasurements	60,824	37,285	211,375
Interest Incurred	377,482	365,596	338,163
Payments	(588,016)	(556,876)	(547,226)
Write-offs			(111,463)
Ending balance	903,484	1,053,194	1,207,189
Local assistant	209,774	217,321	219,484
Non-current	693,710	835,873	987,705
Total	R$ 903,484	R$ 1,053,194	R$ 1,207,189